Unit Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Unit options, outstanding (in shares)	400	507
Unit options, exercised (in shares)	(20)	(107)
Unit options, forfeited (in shares)	(6)	0
Unit options, outstanding (in shares)	374	400
Unit options exercisable (in shares)	374	400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Unit options outstanding, weighted average exercise price (in dollars per share)	$ 34.42	$ 34.50
Unit options exercised, weighted average exercise price (in dollars per share)	31.85	34.80
Unit options forfeited, weighted average exercise price (in dollars per share)	35.05	0.00
Unit options outstanding, weighted average exercise price (in dollars per share)	34.55	34.42
Unit options exercisable, weighted average exercise price (in dollars per share)	34.55	$ 34.42
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Range of Exercise Prices, Lower Limit (in dollars per share)	29.53
Range of Exercise Prices, Upper Limit (in dollars per share)	$ 36.95
Weighted Average Remaining Contractual Life	4 years 11 months
Aggregate intrinsic value	$ 11,373